Acquisitions of Noncontrolling Interests (Details) (USD $) In Thousands, unless otherwise specified					7 Months Ended	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 25, 2011 Thalassa Energy SA/HS Tankers Inc/HS Navigation Inc/HS Shipping Ltd Inc/Hs South Inc	Jul. 10, 2013 Hidronave South American Logistics S.A.
Acquisitions
Payments to acquire businesses net of transaction expenses					$ 8,500
Payments to acquire businesses including transaction expenses					8,638	750
Amount paid in full and final settlement of indebtness					53,155
Carrying value of the noncontrolling interests	330,479	321,401	321,225	329,279	19,488
Additional paid-in capital	$ 303,441	$ 303,518			$ 10,850
Remaining non controlling interest percentage acquired						49.00%